NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2015
NET LOSS PER SHARE
Schedule of Computation of Basic and Diluted Net Loss Per Share

	Year ended December 31, 2013	Year ended December 31, 2014	Year ended December 31, 2015

Numerator:
Net loss	(34,427,734)	(10,727,642)	(2,051,182)
Denominator:
Weighted-average ordinary shares outstanding for basic calculation	4,728,185,434	4,746,324,022	4,767,742,804
Dilutive effect of potential ordinary shares	—	—	—

Weighted average ordinary shares outstanding for diluted calculation	4,728,185,434	4,746,324,022	4,767,742,804

Weighted-average ADS used in per basic ADS calculations	47,281,854	47,463,240	47,677,428
Dilutive effect of potential ADS	—	—	—

Weighted-average ADS used in per diluted ADS calculations	47,281,854	47,463,240	47,677,428

Loss per share — basic and diluted

Net loss per share — basic and diluted	(0.01)	(0.00)	(0.00)

Loss per ADS — basic and diluted

Net loss per ADS — basic and diluted	(0.73)	(0.23)	(0.04)